Deferred Taxation	12 Months Ended
Dec. 31, 2017
Disclosure of income tax [Abstract]
Deferred Taxation
DEFERRED TAXATION

	US Dollars
Figures in millions	2017	2016	2015

Deferred taxation relating to temporary differences is made up as follows:
Liabilities
Tangible assets	604	730	743
Inventories	33	31	35
Other	15	10	14
	652	771	792
Assets
Provisions	229	245	242
Tax losses	60	31	34
Other	4	3	3
	293	279	279
Net deferred taxation liability	359	492	513
Included in the statement of financial position as follows:
Deferred tax assets	4	4	1
Deferred tax liabilities	363	496	514
Net deferred taxation liability	359	492	513
The movement on the deferred tax balance is as follows:
Balance at beginning of year	492	513	440
Taxation of items included in income statement	(68)	(45)	140
Taxation on items included in other comprehensive income	(6)	2	2
Transfer to non-current assets and liabilities held for sale	(73)	—	—
Translation	14	22	(69)
Balance at end of year	359	492	513

Provision has been made for South African income tax or foreign taxes that may result from future remittances of undistributed earnings of foreign subsidiaries or foreign corporate joint ventures, where the group is able to assert that the undistributed earnings are not permanently reinvested. In all other cases, the foreign subsidiaries reinvest the undistributed earnings into future capital expansion projects, maintenance capital and ongoing working capital funding requirements. Unrecognised taxable temporary differences pertaining to undistributed earnings totalled $384m (2016: $366m; 2015: $357m).